Annual Fund Operating Expenses - Venerable Moderate Allocation Fund - Class V	Sep. 03, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.72%
Expenses (as a percentage of Assets)	1.21%	[1]

[1]	The Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Prospectus, which reflects operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.